Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 28,420	$ 22,327	$ 26,035
Receivables, net of allowance for doubtful accounts	181,080	174,398	169,610
Prepaid expenses	71,119	44,437	42,713
Deferred income tax assets	1,128	1,352	729
Other current assets	45,510	39,218	34,057
Total current assets	327,257	281,732	273,144
Property, plant and equipment	3,225,645	3,139,239	3,110,385
Less accumulated depreciation and amortization	(2,058,597)	(2,044,102)	(2,026,745)
Net property, plant and equipment	1,167,048	1,095,137	1,083,640
Goodwill	1,705,301	1,546,594	1,512,768
Intangible assets	656,155	402,886	366,985
Deferred financing costs, net of accumulated amortization	27,233	23,211	32,725
Deferred income tax assets			12,496
Other assets	38,751	37,395	37,060
Total assets	3,894,512	3,363,744	3,318,818
Current liabilities:
Trade accounts payable	18,912	17,452	16,368
Current maturities of long-term debt		21,332	15,625
Current maturities of long-term debt	17,856	16,509
Accrued expenses	90,262	115,208	108,790
Deferred income	89,979	87,661	84,558
Total current liabilities	217,009	236,830	225,341
Long-term debt		1,898,152	1,884,270
Long-term debt	2,420,294	1,874,941
Deferred income tax liabilities	1,466	2,052
Asset retirement obligation	210,260	206,234	204,327
Other liabilities	24,500	22,628	23,414
Total liabilities	2,873,529	2,342,685	2,337,352
Stockholder's equity:
Additional paid-in capital	1,690,208	1,664,038	1,611,775
Accumulated comprehensive (deficit) income	290	(1,178)	2,454
Accumulated deficit	(657,310)	(635,799)	(632,859)
Cost of shares held in treasury	(12,303)	(6,099)
Stockholder's equity	1,020,983	1,021,059	981,466
Total liabilities and stockholder's equity	3,894,512	3,363,744	3,318,818
Previously Reported [Member]
Current assets:
Deferred financing costs, net of accumulated amortization		28,034
Total assets		3,391,778
Current liabilities:
Total current liabilities		241,653
Total liabilities		2,370,719
Stockholder's equity:
Total liabilities and stockholder's equity		3,391,778
LAMAR MEDIA CORP [Member]
Current assets:
Cash and cash equivalents	27,920	21,827	25,535
Receivables, net of allowance for doubtful accounts	181,080	174,398	169,610
Prepaid expenses	71,119	44,437	42,713
Deferred income tax assets	1,128	1,352	729
Other current assets	45,510	39,218	34,057
Total current assets	326,757	281,232	272,644
Property, plant and equipment	3,225,645	3,139,239	3,110,385
Less accumulated depreciation and amortization	(2,058,597)	(2,044,102)	(2,026,745)
Net property, plant and equipment	1,167,048	1,095,137	1,083,640
Goodwill	1,695,150	1,536,443	1,502,616
Intangible assets	655,687	402,418	366,518
Deferred financing costs, net of accumulated amortization	27,233	21,257	30,771
Deferred income tax assets			12,496
Other assets	33,464	32,110	31,775
Total assets	3,878,106	3,347,340	3,300,460
Current liabilities:
Trade accounts payable	18,912	17,452	16,368
Current maturities of long-term debt	17,856	16,509	15,625
Accrued expenses	87,551	110,728	105,007
Deferred income	89,979	87,661	84,558
Total current liabilities	214,298	232,350	221,558
Long-term debt	2,420,294	1,876,895	1,884,270
Deferred income tax liabilities	1,466	2,052
Asset retirement obligation	210,260	206,234	204,327
Other liabilities	24,500	22,628	23,414
Total liabilities	2,870,818	2,340,159	2,333,569
Stockholder's equity:
Additional paid-in capital	2,760,649	2,734,479	2,682,216
Accumulated comprehensive (deficit) income	290	(1,178)	2,454
Accumulated deficit	(1,753,651)	(1,726,120)	(1,717,779)
Stockholder's equity	1,007,288	1,007,181	966,891
Total liabilities and stockholder's equity	3,878,106	3,347,340	3,300,460
LAMAR MEDIA CORP [Member] | Previously Reported [Member]
Current assets:
Deferred financing costs, net of accumulated amortization		26,080
Total assets		3,373,420
Current liabilities:
Current maturities of long-term debt		21,332
Total current liabilities		237,173
Long-term debt		1,898,152
Total liabilities		2,366,239
Stockholder's equity:
Total liabilities and stockholder's equity		3,373,420
Series AA Preferred Stock [Member]
Stockholder's equity:
Preferred stock, value
Common Class A [Member]
Stockholder's equity:
Common stock, value	83	82	81
Common Class B [Member]
Stockholder's equity:
Common stock, value	$ 15	$ 15	$ 15